Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This is required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer
Protection
Act, and Item 402(v) of Regulation S-K. The following table shows the total
compensation for the Company’s President (“President”) our Principal Executive Officer (“PEO”) and other named executive officers (“NEO”) as set forth in the Summary Compensation Table, the compensation “actually paid” (“CAP”) to the NEOs, the Company’s total shareholder return (“TSR”), and our net income (loss) for the fiscal years ended September 30, 2023 and 2022:

Fiscal Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(4)	Average Summary Compensation Table Total for Non- PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on TSR ($)(3)	Net Income (Loss)($)
2023	959,319	950,000	499,292	490,833	144.48	14,666,000
2022	1,109,171	1,097,685	420,806	412,853	80.81	(372,000)

(1)	For fiscal years 2023 and 2022, the Company’s PEO was Mr. Marc Elliott.
(2)
For fiscal years 2023 and 2022, the Company’s Non-PEO NEOs were Messrs. EJ Elliott, Dennis Hunt, and Eric Mellen. (3) TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)	SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance Table above.

Named Executive Officers, Footnote	For fiscal years 2023 and 2022, the Company’s Non-PEO NEOs were Messrs. EJ Elliott, Dennis Hunt, and Eric Mellen.
PEO Total Compensation Amount	$ 959,319	$ 1,109,171
PEO Actually Paid Compensation Amount	950,000	1,097,685
Non-PEO NEO Average Total Compensation Amount	499,292	420,806
Non-PEO NEO Average Compensation Actually Paid Amount	$ 490,833	412,853
Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR and net income
The Company’s TSR and net income significantly increased in fiscal year 2023 in comparison to fiscal year 2022. The Company believes its TSR increased as a result of the increase in operating income and improved business outlook. CAP to the Company’s PEO decreased in fiscal year 2023 when compared to fiscal year 2022. The decrease in CAP resulted from a bonus paid in fiscal year 2022 and no bonus paid in fiscal year 2023. CAP to the Company’s Non -PEO NEOs increased due to an increase in salaries for Messrs. Hunt and Mellen in fiscal year 2023.

Compensation Actually Paid vs. Net Income
Relationship between CAP and TSR and net income
The Company’s TSR and net income significantly increased in fiscal year 2023 in comparison to fiscal year 2022. The Company believes its TSR increased as a result of the increase in operating income and improved business outlook. CAP to the Company’s PEO decreased in fiscal year 2023 when compared to fiscal year 2022. The decrease in CAP resulted from a bonus paid in fiscal year 2022 and no bonus paid in fiscal year 2023. CAP to the Company’s Non -PEO NEOs increased due to an increase in salaries for Messrs. Hunt and Mellen in fiscal year 2023.

Total Shareholder Return Amount	$ 144.48	80.81
Net Income (Loss)	14,666,000	$ (372,000)
Equity Awards (from Summary Compensation Table)	$ 0
PEO
Pay vs Performance Disclosure
PEO Name	Mr. Marc Elliott